Consolidated Statement of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ 66,441
Total operating expenses	(66,441)
Income tax expense
Net loss	$ (66,441)
Weighted average number of shares outstanding, basic (in Shares)	1,000
Weighted average number of shares outstanding, diluted (in Shares)	1,000
Basic net loss per ordinary share (in Dollars per share)	$ (66.44)
Diluted net loss per ordinary share (in Dollars per share)	$ (66.44)
Breeze Holdings Acquisition Corp.
Operating expenses
Income tax expense			$ (18,169)
Net loss		$ (2,304,638)	$ (2,549,111)
Weighted average number of shares outstanding, basic (in Shares)		4,145,884	4,427,788
Weighted average number of shares outstanding, diluted (in Shares)		4,145,884	4,427,788
Basic net loss per ordinary share (in Dollars per share)		$ (0.56)	$ (0.58)
Diluted net loss per ordinary share (in Dollars per share)		$ (0.56)	$ (0.58)
Operating and formation costs		$ 2,225,820	$ 2,070,143
Loss from operations		(2,225,820)	(2,070,143)
Other (expenses) income:
Interest income		598,182	554,701
Change in fair value of warrant liabilities		(677,000)	(1,015,500)
Total other expenses, net		(78,818)	(460,799)
Loss before income taxes		$ (2,304,638)	$ (2,530,942)